Tax Note - Schedule of temporary difference, unused tax losses and unused tax credits (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 98,507,000	$ 104,016,000
Intangible asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 4,933,000	6,209,000
Expiry Date Range	NA
Share issue costs and other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 6,142,000	5,162,000
Expiry Date Range	2042 - 2045
Loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 72,893,000	75,393,000
Expiry Date Range	2025 - Indefinite
Intercompany loan [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 0	12,884,000
Expiry Date Range	NA
Plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 14,539,000	$ 4,368,000
Expiry Date Range	NA